UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637

Name of Fund: BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 06/30/2011

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 17.0%
Auto Components — 0.8%
TRW Automotive Holdings Corp. (a)	3,700	$218,411
Diversified Consumer Services — 4.4%
Apollo Group, Inc., Class A (a)	6,200	270,816
Career Education Corp. (a)	12,600	266,490
H&R Block, Inc.	22,500	360,900
ITT Educational Services, Inc. (a)	4,700	367,728
		1,265,934
Leisure Equipment & Products — 1.3%
Polaris Industries, Inc.	3,400	377,978
Media — 5.1%
CBS Corp., Class B	6,300	179,487
DIRECTV, Class A (a)	3,700	188,034
DISH Network Corp. (a)	7,300	223,891
Interpublic Group of Cos., Inc.	31,300	391,250
Liberty Media Holding Corp. - Capital (a)	4,500	385,875
Sirius XM Radio, Inc. (a)	43,900	96,141
		1,464,678
Multiline Retail — 1.3%
Dollar Tree, Inc. (a)	5,600	373,072
Specialty Retail — 3.7%
Foot Locker, Inc.	15,600	370,656
Limited Brands, Inc.	4,600	176,870
PetSmart, Inc.	8,000	362,960
Williams-Sonoma, Inc.	3,800	138,662
		1,049,148
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.	1,600	102,288
Total Consumer Discretionary		4,851,509
Consumer Staples — 6.8%
Beverages — 1.2%
Constellation Brands, Inc., Class A (a)	8,000	166,560
Dr. Pepper Snapple Group, Inc.	4,100	171,913
		338,473
Food & Staples Retailing — 1.4%
The Kroger Co.	16,400	406,720
Food Products — 0.8%
Smithfield Foods, Inc. (a)	11,000	240,570
Household Products — 0.5%
The Procter & Gamble Co.	2,100	133,497
Personal Products — 1.4%
Herbalife Ltd.	6,700	386,188
Tobacco — 1.5%
Philip Morris International, Inc.	6,600	440,682
Total Consumer Staples		1,946,130

Common Stocks	Shares	Value
Energy — 12.4%
Energy Equipment & Services — 1.3%
Exterran Holdings, Inc. (a)	4,700	$93,201
McDermott International, Inc. (a)	13,500	267,435
		360,636
Oil, Gas & Consumable Fuels — 11.1%
Chevron Corp.	1,800	185,112
ConocoPhillips	900	67,671
Exxon Mobil Corp.	8,600	699,868
Frontier Oil Corp.	12,300	397,413
HollyFrontier Corp.	5,600	388,640
Marathon Oil Corp.	9,000	474,120
Murphy Oil Corp.	2,400	157,584
Tesoro Corp. (a)	16,900	387,179
Valero Energy Corp.	16,300	416,791
		3,174,378
Total Energy		3,535,014
Financials — 7.8%
Capital Markets — 2.3%
Raymond James Financial, Inc.	11,200	360,080
TD Ameritrade Holding Corp.	15,300	298,503
		658,583
Consumer Finance — 1.5%
Discover Financial Services, Inc.	16,000	428,000
Diversified Financial Services — 1.6%
JPMorgan Chase & Co.	2,000	81,880
The NASDAQ Stock Market, Inc. (a)	15,400	389,620
		471,500
Insurance — 2.4%
American Financial Group, Inc.	9,300	331,917
Symetra Financial Corp.	26,300	353,209
		685,126
Total Financials		2,243,209
Health Care — 27.7%
Biotechnology — 3.7%
Amgen, Inc. (a)	3,600	210,060
Biogen Idec, Inc. (a)	4,100	438,372
Myriad Genetics, Inc. (a)	16,200	367,902
United Therapeutics Corp. (a)	700	38,570
		1,054,904
Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	4,800	286,512

BLACKROCK LARGE CAP CORE PLUS FUND	JUNE 30, 2011	1

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Health Care Equipment & Supplies (concluded)
Hill-Rom Holdings, Inc.	2,200	$101,288
Kinetic Concepts, Inc. (a)	4,700	270,861
Zimmer Holdings, Inc. (a)	600	37,920
		696,581
Health Care Providers & Services — 13.5%
AMERIGROUP Corp. (a)	5,300	373,491
Aetna, Inc.	7,200	317,448
AmerisourceBergen Corp.	9,300	385,020
Cardinal Health, Inc.	3,500	158,970
Coventry Health Care, Inc. (a)	10,200	371,994
Health Management Associates, Inc., Class A (a)	34,500	371,910
Humana, Inc.	3,700	297,998
Lincare Holdings, Inc.	8,500	248,795
McKesson Corp.	4,800	401,520
UnitedHealth Group, Inc.	9,600	495,168
WellPoint, Inc.	5,500	433,235
		3,855,549
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. (a)	2,100	107,331
Pharmaceuticals — 7.7%
Bristol-Myers Squibb Co.	15,300	443,088
Eli Lilly & Co.	12,000	450,360
Forest Laboratories, Inc. (a)	9,500	373,730
Johnson & Johnson	2,000	133,040
Pfizer, Inc.	38,100	784,860
		2,185,078
Total Health Care		7,899,443
Industrials — 9.2%

Aerospace & Defense — 1.6%
General Dynamics Corp.	1,000	74,520
Lockheed Martin Corp.	4,700	380,559
		455,079
Airlines — 1.4%
Southwest Airlines Co.	34,100	389,422
Construction & Engineering — 4.2%
Chicago Bridge & Iron Co. NV	10,300	400,670
Fluor Corp.	6,200	400,892
KBR, Inc.	10,200	384,438
		1,186,000
Industrial Conglomerates — 0.6%
General Electric Co.	9,300	175,398
Machinery — 1.4%
AGCO Corp. (a)	2,100	103,656
Manitowoc Co.	9,200	154,928
Timken Co.	3,000	151,200
		409,784
Total Industrials		2,615,683

Common Stocks	Shares	Value
Information Technology — 34.5%

Communications Equipment — 1.9%
EchoStar Holding Corp. (a)	10,200	$371,586
Motorola Solutions, Inc. (a)	3,800	174,952
		546,538
Computers & Peripherals — 5.9%
Apple, Inc. (a)	1,400	469,938
Dell, Inc. (a)	26,900	448,423
Lexmark International, Inc., Class A (a)	7,100	207,746
NCR Corp. (a)	13,100	247,459
Seagate Technology (a)	10,400	168,064
Western Digital Corp. (a)	3,700	134,606
		1,676,236
Electronic Equipment, Instruments & Components — 1.9%
Corning, Inc.	9,200	166,980
Vishay Intertechnology, Inc. (a)	24,800	372,992
		539,972
IT Services — 4.7%
Global Payments, Inc.	7,500	382,500
International Business Machines Corp.	1,100	188,705
SAIC, Inc. (a)	21,400	359,948
The Western Union Co.	20,100	402,603
		1,333,756
Internet Software & Services — 0.3%
Rackspace Hosting, Inc. (a)	2,100	89,754
Semiconductors & Semiconductor Equipment — 12.9%
Altera Corp.	8,900	412,515
Applied Materials, Inc.	32,300	420,223
Atmel Corp. (a)	12,400	174,468
Cypress Semiconductor Corp. (a)	5,700	120,498
Fairchild Semiconductor International, Inc. (a)	21,800	364,278
Lam Research Corp. (a)	8,800	389,664
Maxim Integrated Products, Inc.	15,400	393,624
Novellus Systems, Inc. (a)	10,700	386,698
Nvidia Corp. (a)	17,100	272,489
ON Semiconductor Corp. (a)	21,700	227,199
Teradyne, Inc. (a)	24,800	367,040
Texas Instruments, Inc.	4,900	160,867
		3,689,563
Software — 6.9%
Autodesk, Inc. (a)	10,000	386,000
Cadence Design Systems, Inc. (a)	35,400	373,824
Microsoft Corp.	31,900	829,400
Symantec Corp. (a)	20,200	398,344
		1,987,568
Total Information Technology		9,863,387

BLACKROCK LARGE CAP CORE PLUS FUND	JUNE 30, 2011	2

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Materials — 5.8%
Chemicals — 0.7%
RPM International, Inc.	8,600	$197,972
Containers & Packaging — 1.1%
Ball Corp.	3,300	126,918
Sealed Air Corp.	7,900	187,941
		314,859
Metals & Mining — 2.1%
Alcoa, Inc.	13,000	206,180
Cliffs Natural Resources, Inc.	4,200	388,290
		594,470
Paper & Forest Products — 1.9%
International Paper Co.	13,000	387,660
MeadWestvaco Corp.	5,200	173,212
		560,872
Total Materials		1,668,173
Telecommunication Services — 4.2%
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	4,200	131,922
Wireless Telecommunication Services — 3.7%
MetroPCS Communications, Inc. (a)	21,900	376,899
Sprint Nextel Corp. (a)	77,900	419,881
Telephone & Data Systems, Inc.	8,700	270,396
		1,067,176
Total Telecommunication Services		1,199,098
Utilities — 3.2%
Electric Utilities — 0.5%
NV Energy, Inc.	9,500	145,825
Independent Power Producers & Energy Traders — 2.7%
The AES Corp. (a)	30,700	391,118
NRG Energy, Inc. (a)	15,800	388,364
		779,482
Total Utilities		925,307
Total Investments Before Investments Sold Short (Cost – $34,283,948*) – 128.6%		36,746,953

Investments Sold Short
Consumer Discretionary — (6.3)%
Auto Components — (0.3)%
Johnson Controls, Inc.	2,000	(83,320)
Automobiles — (0.5)%
Tesla Motors, Inc.	2,100	(61,173)

Investments Sold Short	Shares	Value
Consumer Discretionary (concluded)
Automobiles (concluded)
Thor Industries, Inc.	3,000	$(86,520)
		(147,693)
Hotels, Restaurants & Leisure — (1.2)%
Bally Technologies, Inc.	1,500	(61,020)
Carnival Corp.	1,300	(48,919)
International Speedway Corp., Class A	1,200	(34,092)
MGM Resorts International	1,700	(22,457)
Marriott International, Inc., Class A	800	(28,392)
Starwood Hotels & Resorts
Worldwide, Inc.	1,300	(72,852)
WMS Industries, Inc.	2,700	(82,944)
		(350,676)
Household Durables — (1.0)%
KB Home	6,400	(62,592)
Lennar Corp., Class A	4,600	(83,490)
MDC Holdings, Inc.	2,800	(68,992)
Pulte Group, Inc.	8,300	(63,578)
		(278,652)
Internet & Catalog Retail — (0.3)%
Amazon.Com, Inc.	400	(81,796)
Leisure Equipment & Products — (0.1)%
Hasbro, Inc.	800	(35,144)
Media — (1.4)%
Central European Media Enterprises Ltd., Class A	3,900	(77,025)
Discovery Communications, Inc., Class A	1,800	(73,728)
DreamWorks Animation SKG, Inc., Class A	4,200	(84,420)
Thomson Reuters Corp.	2,200	(82,632)
Time Warner, Inc.	2,100	(76,377)
		(394,182)
Multiline Retail — (0.3)%
Sears Holdings Corp.	1,200	(85,728)
Specialty Retail — (0.6)%
CarMax, Inc.	2,500	(82,675)
TJX Cos., Inc.	1,500	(78,795)
		(161,470)
Textiles, Apparel & Luxury Goods — (0.6)%
Hanesbrands, Inc.	2,900	(82,795)
Nike, Inc., Class B	600	(53,988)
Phillips-Van Heusen Corp.	700	(45,829)
		(182,612)
Total Consumer Discretionary		(1,801,273)
Consumer Staples — (3.1)%
Beverages — (0.8)%
Central European Distribution Corp.	7,000	(78,400)

BLACKROCK LARGE CAP CORE PLUS FUND	JUNE 30, 2011	3

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Consumer Staples (concluded)
Beverages (concluded)
The Coca-Cola Co.	1,100	$(74,019)
PepsiCo, Inc.	1,100	(77,473)
		(229,892)
Food & Staples Retailing — (0.3)%
SYSCO Corp.	2,500	(77,950)
Food Products — (1.6)%
Archer-Daniels-Midland Co.	2,600	(78,390)
Bunge Ltd.	600	(41,370)
General Mills, Inc.	1,700	(63,274)
Green Mountain Coffee Roasters, Inc.	1,000	(89,260)
Kellogg Co.	1,300	(71,916)
Kraft Foods, Inc.	2,300	(81,029)
Mead Johnson Nutrition Co.	700	(47,285)
		(472,524)
Household Products — (0.2)%
The Procter & Gamble Co.	1,000	(63,570)
Personal Products — (0.2)%
Avon Products, Inc.	1,900	(53,200)
Total Consumer Staples		(897,136)
Energy — (3.1)%
Energy Equipment & Services — (1.0)%
Baker Hughes, Inc.	1,000	(72,560)
Cameron International Corp.	1,700	(85,493)
Ensco PLC	716	(38,163)
Schlumberger Ltd.	1,000	(86,400)
		(282,616)
Oil, Gas & Consumable Fuels — (2.1)%
Brigham Exploration Co.	800	(23,944)
Consol Energy, Inc.	1,700	(82,416)
Continental Resources, Inc.	1,300	(84,383)
El Paso Corp.	3,900	(78,780)
EOG Resources, Inc.	800	(83,640)
EQT Corp.	1,000	(52,520)
Noble Energy, Inc.	700	(62,741)
Southwestern Energy Co.	1,800	(77,184)
Ultra Petroleum Corp.	1,400	(64,120)
		(609,728)
Total Energy		(892,344)
Financials — (2.8)%
Capital Markets — (0.6)%
Greenhill & Co., Inc.	1,600	(86,112)
Northern Trust Corp.	1,700	(78,132)
		(164,244)
Commercial Banks — (0.4)%
Bank Hawaii Corp.	200	(9,304)
CIT Group, Inc.	1,900	(84,094)
Comerica, Inc.	700	(24,199)
		(117,597)

Investments Sold Short	Shares	Value
Financials (concluded)
Consumer Finance — (0.4)%
American Express Co.	1,700	$(87,890)
Green Dot Corp.	900	(30,582)
		(118,472)
Insurance — (1.4)%
Aflac, Inc.	1,700	(79,356)
The Allstate Corp.	2,600	(79,378)
Aon Corp.	1,600	(82,080)
Berkshire Hathaway, Inc.	1,000	(77,390)
MetLife, Inc.	1,500	(65,805)
		(384,009)
Total Financials		(784,322)
Health Care — (2.1)%
Biotechnology — (1.2)%
Celgene Corp.	1,300	(78,416)
Dendreon Cor	2,100	(82,824)
Human Genome Sciences, Inc.	3,300	(80,982)
Vertex Pharmaceuticals, Inc.	1,700	(88,383)
		(330,605)
Health Care Equipment & Supplies — (0.3)%
Teleflex, Inc.	1,400	(85,484)
Pharmaceuticals — (0.6)%
Allergan, Inc.	1,000	(83,250)
Hospira, Inc.	1,500	(84,990)
		(168,240)
Total Health Care		(584,329)
Industrials — (3.4)%
Aerospace & Defense — (1.1)%
Goodrich Corp.	900	(85,950)
Precision Castparts Corp.	500	(82,325)
Spirit Aerosystems Holdings, Inc., Class A	4,100	(90,200)
TransDigm Group, Inc.	600	(54,714)
		(313,189)
Air Freight & Logistics — (0.7)%
C.H. Robinson Worldwide, Inc.	1,000	(78,840)
FedEx Corp.	400	(37,940)
United Parcel Service, Inc., Class B	1,100	(80,223)
		(197,003)
Construction & Engineering — (0.3)%
Aecom Technology Corp.	3,000	(82,020)
Industrial Conglomerates — (0.2)%
Carlisle Cos., Inc.	1,000	(49,230)
Machinery — 0.0%
Deere & Co.	100	(8,245)
Professional Services — (0.7)%
Dun & Bradstreet Corp.	900	(67,986)
IHS, Inc.	1,000	(83,420)
Verisk Analytics, Inc.	1,900	(65,778)
		(217,184)

BLACKROCK LARGE CAP CORE PLUS FUND	JUNE 30, 2011	4

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Industrials (concluded)
Trading Companies & Distributors — (0.4)%
Fastenal Co.	1,800	$(64,782)
MSC Industrial Direct Co., Class A	700	(46,417)
		(111,199)
Total Industrials		(978,070)
Information Technology — (3.5)%
Communications Equipment — (0.6)%
Ciena Corp.	4,600	(84,548)
F5 Networks, Inc.	800	(88,200)
		(172,748)
Electronic Equipment, Instruments & Components — (0.1)%
Itron, Inc.	400	(19,264)
IT Services — (0.4)%
Cognizant Technology Solutions Corp.	800	(58,672)
Visa, Inc., Class A	600	(50,556)
		(109,228)
Internet Software & Services — (0.9)%
Akamai Technologies, Inc.	2,800	(88,116)
Google, Inc.	200	(101,276)
WebMD Health Corp.	700	(31,906)
Yahoo! Inc.	2,200	(33,088)
		(254,386)
Semiconductors & Semiconductor Equipment — (0.9)%
Broadcom Corp., Class A	2,500	(84,100)
Cree, Inc.	2,400	(80,616)
First Solar, Inc.	600	(79,362)
SunPower Corp.	566	(10,941)
		(255,019)
Software — (0.6)%
Citrix Systems, Inc.	700	(56,000)
Rovi Corp.	600	(34,416)
Salesforce.com, Inc.	600	(89,388)
VMware, Inc.	100	(10,023)
		(189,827)
Total Information Technology		(1,000,472)
Materials — (2.6)%
Chemicals — (1.2)%
Air Products & Chemicals, Inc.	400	(38,232)
Airgas, Inc.	700	(49,028)
Monsanto Co.	1,200	(87,048)
The Mosaic Co.	1,100	(74,503)
Praxair, Inc.	800	(86,712)
		(335,523)
Construction Materials — (0.3)%
Martin Marietta Materials, Inc.	1,100	(87,967)

Investments Sold Short	Shares	Value
Materials (concluded)
Metals & Mining — (1.1)%
AK Steel Holding Corp.	5,600	$(88,256)
Allegheny Technologies, Inc.	500	(31,735)
Molycorp, Inc.	1,500	(91,590)
Nucor Corp.	700	(28,854)
United States Steel Corp.	1,900	(87,476)
		(327,911)
Total Materials		(751,401)
Telecommunication Services — (0.5)%
Wireless Telecommunication Services — (0.5)%
American Tower Corp., Class A	1,400	(73,262)
Clearwire Corp.	1,500	(5,670)
Crown Castle International Corp.	1,800	(73,422)
		(152,354)
Total Telecommunication Services		(152,354)
Utilities — (1.9)%
Electric Utilities — (1.1)%
Exelon Corp.	1,800	(77,112)
NextEra Energy, Inc.	1,200	(68,952)
PPL Corp.	2,900	(80,707)
The Southern Co.	2,000	(80,760)
		(307,531)
Independent Power Producers & Energy Traders — (0.3)%
Ormat Technologies, Inc.	3,500	(77,035)
Multi-Utilities — (0.5)%
Dominion Resources, Inc.	1,700	(82,059)
PG&E Corp.	300	(12,609)
Public Service Enterprise Group, Inc.	2,000	(65,280)
		(159,948)
Total Utilities		(544,514)
Total Investments Sold Short (Proceeds – $8,285,744) – (29.3)%		(8,386,215)
Total Investments, Net of Investments
Sold Short – 99.3%		28,360,738
Other Assets Less Liabilities – 0.7%		205,799
Net Assets – 100.0%		$28,566,537

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$34,660,996
	Gross unrealized appreciation	$2,638,330
	Gross unrealized depreciation	(552,373)
	Net unrealized appreciation	$2,085,957

(a)	Non-income producing security.

BLACKROCK LARGE CAP CORE PLUS FUND	JUNE 30, 2011	5

Schedule of Investments (concluded)	BlackRock Large Cap Core Plus Fund

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	SharesHeld at June 30, 2011	Income

BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	154,214	(154,214)	—	$150

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$36,746,953	—	—	$36,746,953
Liabilities:
Investments in securities:
Investments Sold Short[1]	(8,386,215)	—	—	(8,386,215)
Total	$28,360,738	—	—	$28,360,738

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK LARGE CAP CORE PLUS FUND	JUNE 30, 2011	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: August 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: August 24, 2011